Investments in Affiliates (Details) - Schedule of financial information of equity method investees - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Balance Sheets
Total assets	¥ 12,666,811	¥ 13,490,270
Total liabilities	¥ 8,571,667	¥ 9,510,013